Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 9—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the condensed financial statements, including the restatement discussed in Note 2, were available to be issued and has concluded that all such events that would require adjustment or disclosure have been recognized or disclosed.

Note 9—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued and has concluded that other than the events disclosed below and restatement discussed in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 10, 2021, the Company appointed Mark B. Segall as an independent director and CITIC Capital Acquisition LLC, the Company’s Sponsor, transferred 13,000 Founder Shares to Mr. Segall.